PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 9,548	$ 8,418	$ 6,634
Computers, software and Related Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	2,137	1,471	$ 421
Property and equipment capitalized costs	4,929	4,160
Share-based compensation costs capitalized during the period	$ 758	$ 569